Income Taxes (Details) - Schedule of a Reconciliation of Income Tax Expense (Benefit) Computed at the Statutory Federal Income Tax Rate to Income Taxes	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of a Reconciliation of Income Tax Expense (Benefit) Computed at the Statutory Federal Income Tax Rate to Income Taxes [Abstract]
Income taxes at U.S. statutory rate	21.00%	21.00%
State income taxes	1.60%	6.90%
Tax Credits	1.00%	0.10%
Permanent Differences/Others	(10.50%)	(5.00%)
Change in valuation allowance	(13.10%)	(23.00%)
Total provision for income taxes	0.00%	0.00%